Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2026	Oct. 31, 2025
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment	Depreciation is computed using the straight-line method over the estimated useful lives of the assets.
Estimated useful lives (years)
Electronic equipment	2 – 5
Office facilities	2 – 5
Machinery equipment	3 – 5
Vehicles	4 – 5
Depreciation is computed using the straight-line method over the estimated useful lives of the assets.
Estimated useful lives (years)
Electronic equipment	2 – 5
Office facilities	2 – 5
Machinery equipment	3 – 5
Vehicles	4 – 5

Schedule of Estimated Useful Lives of Intangible Assets	The estimated useful lives of the Company’s intangible assets are listed below:
Estimated useful lives (years)
Patent right	20
The estimated useful lives of the Company’s intangible assets are listed below:
Estimated useful lives (years)
Patent right	10/20

Schedule of Revenue by Major Product Line

Revenue by major product line

	For The Six Months Ended April 30,
	2026	2025
Wastewater treatment revenue	$9,186,084	$493,123
River water quality management revenue	4,297,180	4,728,449
Product sales revenue	1,344,830	277,081
Training revenue	3,502,890	—
Others	254,541	—
Total Revenue	$18,585,525	$5,498,653

Revenue by major product line

	For The Years Ended October 31,
	2025	2024	2023
Wastewater treatment revenue	$4,163,965	$2,468,097	2,355,126
River water quality management revenue	6,619,693	6,864,631	4,436,214
Product sales revenue	2,091,469	2,192,864	2,648,445
Others	74,218	16,700	7,549
Total Revenue	$12,949,345	$11,542,292	9,447,334

Schedule of Contract Liabilities	The contract assets as of April 30, 2026 and October 31, 2025 are as follows:
	April 30, 2026	October 31, 2025
Contract assets for wastewater treatment revenue	$690,024	$263,528
Contract assets for river water quality management revenue	1,148,111	894,842
Total	$1,838,135	$1,158,370
The contract assets as of October 31, 2025 and 2024 are as follows:
	October 31, 2025	October 31, 2024
Contract assets for wastewater treatment revenue	$263,528	$281,548
Contract assets for river water quality management revenue	894,842	322,431
Total	$1,158,370	$603,979

Schedule of Movement of Contract Assets

The following table sets forth the movement of contract assets:

	April 30, 2026	October 31, 2025
Balance, at beginning of the year	$1,158,370	$603,979
Addition	673,711	1,112,636
Reduction	(54,705)	(565,881)
Exchange rate difference	60,759	7,636
Balance, at end of the year	$1,838,135	$1,158,370
	April 30, 2026	October 31, 2025
Balance, at beginning of the year	$—	$—
Addition	5,755,527	—
Reduction	(4,522,302)	—
Exchange rate difference	23,156	—
Balance, at end of the year	$1,256,381	$—

The following table sets forth the movement of contract assets:

	October 31, 2025	October 31, 2024
Balance, at beginning of the year	$603,979	$144,876
Addition	1,112,636	598,288
Reduction	(565,881)	(147,519)
Exchange rate difference	7,636	8,334
Balance, at end of the year	$1,158,370	$603,979

Schedule of Foreign Currency Translation of Financial Statement Items

Translation of amounts from RMB into U.S. dollars has been made at the following exchange rates:

Balance sheet items, except for equity accounts
April 30, 2026	RMB6.8273 to $1
October 31, 2025	RMB7.1169 to $1

Income statement and cash flows items
For the six months ended April 30, 2026	RMB6.9555 to $1
For the six months ended April 30, 2025	RMB7.2681 to $1

Translation of amounts from RMB into U.S. dollars has been made at the following exchange rates:

Balance sheet items, except for equity accounts
October 31, 2025	RMB7.1169 to $1
October 31, 2024	RMB7.1178 to $1

Income statement and cash flows items
For the year ended October 31, 2025	RMB7.2153 to $1
For the year ended October 31, 2024	RMB7.1855 to $1
For the year ended October 31, 2023	RMB7.0637 to $1